Income Taxes - Schedule of Deferred Tax Asset and Liability (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Deferred tax assets
Lease liabilities	$ 50,327	$ 65,128	$ 81,342
Net operating loss carry-forwards	222,369	287,768	270,046
Allowance for credit losses	8,387	10,854	10,854
Depreciation	3,685	4,769	4,735
Deferred tax liabilities
Right-of-use assets	(51,181)	(66,234)	(82,133)
Depreciation
Unbilled revenue	(467,897)	(605,506)	(536,310)
Deferred tax liabilities, net	$ (234,310)	$ (303,221)	$ (251,466)